Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Summary of detailed information about judicial deposits
The judicial deposits of the Group as of December 31, 2019 and December 31, 2018 are as follows:

	2019	2018
Unaccrued tax lawsuits (a)	203,403	173,027
Accrued tax lawsuits (b)	116,415	140,750
Unaccrued civil lawsuits	2,541	2,822
Accrued civil lawsuits (note 20)	426	649
Unaccrued labor lawsuits	8,683	6,991
Accrued labor lawsuits (note 20)	5,787	9,338

Total judicial deposits	337,255	333,577

(a)    The proceedings related to these judicial deposits are mainly related to ICMS - ST, highlighted on note 19 (a) - contingent liability - possible risk of loss.
(b)    The lawsuits related to these judicial deposits are mainly related to the sum of amounts disclosed in note 20, item (b) and the amount accrued as explained in the note 19.

Summary of detailed information about changes in judicial deposits
Changes in the balances of escrow deposits for the period ended December 31, 2019 are presented below:

Balance at December 31, 2017	319,433

New deposits	19,691
Redemptions	(13,948)
Interests	13,780

Write-offs for expenses	(5,379)

Balance at December 31, 2018	333,577

New deposits	2,542
Redemptions	(7,556)
Interests	13,352
Write-offs for expenses	(4,660)

Balance at December 31, 2019	337,255